UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06702

DWS International Equity Portfolio

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS International Equity Portfolio

	Shares	Value ($)

Common Stocks 92.5%
Australia 1.2%
Australia & New Zealand Banking Group Ltd. (Cost $2,083,053)	128,632	2,921,354
Austria 1.1%
Erste Bank der oesterreichischen Sparkassen AG (Cost $1,928,953)	32,131	2,514,731
Belgium 3.8%
InBev NV	43,870	2,828,571

KBC Groep NV	49,841	6,285,770

(Cost $8,206,363)		9,114,341
Brazil 2.3%
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	81,400	2,450,954
Petroleo Brasileiro SA (ADR)	32,000	3,144,960

(Cost $4,186,802)		5,595,914
Canada 0.4%
Shoppers Drug Mart Corp. (Cost $885,906)	20,800	889,055
China 0.5%
Shanghai Electric Group Co., Ltd. "H" (Cost $944,326)	2,339,000	1,142,911
Denmark 0.9%
Novo Nordisk AS "B" (Cost $1,507,588)	24,300	2,091,641
Finland 1.7%
Fortum Oyj	58,755	1,620,796
Nokian Renkaat Oyj	118,414	2,344,816

(Cost $3,108,068)		3,965,612
France 4.2%
Societe Generale	27,426	4,844,147
Total SA	75,245	5,081,130

(Cost $5,997,910)		9,925,277
Germany 9.9%
BASF AG	19,965	1,929,939
Bayer AG	58,687	3,467,802
Commerzbank AG	13,940	591,970
Continental AG	21,129	2,557,611
E.ON AG	29,999	4,081,661
Fresenius Medical Care AG & Co.	12,899	1,730,127
Hypo Real Estate Holding AG	75,503	4,994,346
Merck KGaA	20,230	2,358,909
Stada Arzneimittel AG	33,461	1,932,094

(Cost $14,476,966)		23,644,459
Greece 2.9%
Alpha Bank AE	60,537	1,955,697
Hellenic Telecommunications Organization SA*	84,100	2,509,234
National Bank of Greece SA	46,500	2,421,829

(Cost $3,616,838)		6,886,760
Hong Kong 2.6%
Cheung Kong (Holdings) Ltd.	292,000	3,879,122
Esprit Holdings Ltd.	221,500	2,264,882

(Cost $6,269,855)		6,144,004
Indonesia 0.5%
PT Telekomunikasi Indonesia (ADR) (Cost $1,173,044)	27,100	1,137,116
Ireland 1.8%
Anglo Irish Bank Corp. PLC	124,992	2,538,855
CRH PLC (b)	1,073	42,438
CRH PLC (b)	44,292	1,754,512

(Cost $2,814,530)		4,335,805

Italy 3.4%
Banca Italease	43,721	3,046,075
UniCredito Italiano SpA	532,472	4,947,655

(Cost $5,742,645)		7,993,730
Japan 15.9%
Canon, Inc.	154,200	8,133,156
Casio Computer Co., Ltd.	105,300	2,179,517
Daito Trust Construction Co., Ltd.	51,800	2,492,476
Eisai Co., Ltd.	46,600	2,399,637
Komatsu Ltd.	128,800	2,753,551
Mitsui Fudosan Co., Ltd.	140,000	3,639,649
Mizuho Financial Group, Inc.	411	2,968,782
ORIX Corp.	10,730	3,086,662
Sumitomo Corp.	63,100	986,370
Suzuki Motor Corp.	106,000	3,054,832
Toyota Motor Corp.	64,500	4,250,402
Yamaha Motor Co., Ltd.	61,000	1,895,175

(Cost $27,069,697)		37,840,209
Korea 1.0%
Samsung Electronics Co., Ltd. (Cost $494,779)	3,789	2,346,050
Luxembourg 0.5%
Millicom International Cellular SA* (Cost $672,807)	19,500	1,295,580
Mexico 1.8%
Fomento Economico Mexicano SA de CV (ADR) (Units)	19,300	2,317,351
Grupo Financiero Banorte SA de CV "O"	495,300	1,970,810

(Cost $3,264,309)		4,288,161
Netherlands 4.0%
Heineken NV	30,789	1,563,360
ING Groep NV	83,245	3,641,756
Royal Numico NV	79,400	4,213,390

(Cost $8,907,324)		9,418,506
Norway 1.3%
Statoil ASA (Cost $3,082,140)	113,700	3,051,991
Pakistan 0.2%
MCB Bank Ltd. (GDR) 144A (Cost $548,811)	30,873	592,762
Philippines 0.5%
Philippine Long Distance Telephone Co. (ADR) (a) (Cost $1,149,710)	23,300	1,226,046
Spain 1.4%
Telefonica SA (Cost $2,853,259)	153,725	3,371,078
Sweden 4.4%
Atlas Copco AB "B"	91,200	3,028,159
Rezidor Hotel Group AB*	177,200	1,631,782
Swedish Match AB	135,600	2,400,164
Tele2 AB "B"	89,800	1,337,784
Telefonaktiebolaget LM Ericsson "B"	546,600	2,171,524

(Cost $9,121,783)		10,569,413
Switzerland 8.1%
Compagnie Financiere Richemont AG "A" (Unit)	53,761	3,000,492

Lonza Group AG (Registered)	19,969	1,894,017
Nestle SA (Registered)	6,758	2,479,473
Novartis AG (Registered)	57,132	3,298,865
Roche Holding AG (Genusschein)	19,638	3,702,275
UBS AG (Registered)	77,558	4,875,025

(Cost $12,221,795)		19,250,147
Taiwan 0.6%
Hon Hai Precision Industry Co., Ltd. (Cost $527,534)	195,278	1,336,576
United Kingdom 15.6%
AMEC PLC	519,252	4,757,315
Aviva PLC	161,704	2,618,739
BHP Billiton PLC	128,486	2,416,881
BP PLC	131,456	1,388,739
Capita Group PLC	196,433	2,446,806
Greene King PLC	132,709	2,813,040
Hammerson PLC	103,605	3,002,445
Informa PLC	146,693	1,614,947
Prudential PLC	180,060	2,435,411
Rolls-Royce Group PLC "B"	55,681	110
Royal Bank of Scotland Group PLC	66,586	2,690,071
Shire PLC	112,678	2,374,943
Standard Chartered PLC	82,759	2,389,806
Tesco PLC	307,568	2,531,984
Vodafone Group PLC	401,944	1,173,623
Whitbread PLC	80,960	2,586,609

(Cost $28,860,307)		37,241,469

Total Common Stocks (Cost $161,717,102)		220,130,698
Preferred Stocks 1.7%
Germany
Fresenius AG	5,946	1,251,332
Porsche AG (a)	2,160	2,729,765

Total Preferred Stocks (Cost $3,128,762)		3,981,097
Rights 0.0%
Germany
Merck KGaA, Expiration Date 2/6/2007* (Cost $31,472)	20,230	41,660
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $5,264,703)	5,264,703	5,264,703
Cash Equivalents 3.7%
Cash Management QP Trust, 5.31% (e) (Cost $8,767,276)	8,767,276	8,767,276
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 178,909,315)	100.1	238,185,434
Other Assets and Liabilities, Net	(0.1)	(159,193)

Net Assets	100.0	238,026,241

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $5,099,042 which is 2.1% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

		As a % of Common and
Sector	Market Value ($)	Preferred Stocks
Financials	74,853,469	33.4%
Health Care	35,416,346	15.8%
Information Technology	21,139,823	9.4%
Consumer Discretionary	19,223,348	8.6%
Industrials	17,566,176	7.9%
Energy	13,987,306	6.2%
Consumer Staples	12,666,820	5.7%
Utilities	12,050,461	5.4%
Materials	11,505,589	5.1%
Telecommunication Services	5,702,457	2.5%
Total	224,111,795	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Equity Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Equity Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007